Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pursuant to Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” (or “CAP”) to our principal executive officer (“PEO”) and other NEOs (“non-PEO NEOs”) and certain measures of our financial performance for each of the last three completed fiscal years. In determining the CAP to our NEOs, we make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. Note that for our non-PEO NEOs, compensation is reported as an average of the CAP for such non-PEO NEOs. It is important to note that CAP does not represent the actual amount of pay that has been fully earned or realized, either in the fiscal year set forth in the table or at all. For a description of our executive compensation program and the alignment of executive compensation and performance for our PEO and our non-PEO NEOs, please refer to the Compensation Discussion and Analysis section of this Proxy Statement.
Year	Summary Compensation Table Total PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP, in thousands)(7)	Gross Profit (GAAP, in thousands)(8)
					Company Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2022	$4,831,571	$7,726,443	$1,580,011	$1,887,872	$167.95	$82.21	$28,182	$315,884
2021	$4,628,135	$10,868,485	$2,056,418	$2,966,573	$150.77	$112.44	$13,254	$259,742
2020	$3,498,333	$2,928,232	$1,280,848	$1,275,324	$94.74	$110.08	$(29,271)	$194,997
(1)	The PEO for each year was our Chief Executive Officer, Patrick Harshman.
(2)	Represents the total compensation paid to our PEO in each listed year, as shown in the Summary Compensation Table of this Proxy Statement for such listed year.
(3)
The CAP does not mean that our PEO was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation,“ and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	PEO			Non-PEO NEOs (average)
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$3,498,333	$4,628,135	$4,831,571	$1,280,848	$2,056,418	$1,580,011
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,270,749)	($3,069,282)	($3,116,592)	($653,820)	($1,271,651)	($751,151)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,475,519	$5,343,927	$5,003,296	$828,308	$1,876,882	$1,072,004
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	($401,000)	$3,778,266	$1,957,765	($18,963)	$206,713	$132,497
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—
Adjust for Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($278,321)	$187,439	($949,597)	($136,451)	$98,210	($145,489)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($95,550)	$—	$—	($24,598)	$—	$—
Compensation Actually Paid	$2,928,232	$10,868,485	$7,726,443	$1,275,324	$2,966,573	$1,887,872
(4)
This figure is the average of the total compensation paid to our non-PEO NEOs in each listed year, as shown in the SCT of this proxy statement for such listed year. The non-PEO NEOs in each listed year were Sanjay Kalra, Nimrod Ben-Natan, Neven Haltmayer and Ian Graham.

(5)
Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the last trading day prior to the first fiscal year reported in the table and reinvesting all dividends, if any, until the last day of each listed year.

(6)
The peer group used is the NASDAQ Telecommunications Index, as used in the Company’s performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends, if any, until the last day of each listed year.

(7)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
(8)
In the Company’s assessment, gross profit as reflected in the Company’s audited financial statements is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in each of the listed years to link compensation actually paid to performance. Gross profit is determined by subtracting cost of revenue from net revenue.

Company Selected Measure Name	Gross Profit
Named Executive Officers, Footnote [Text Block]
(4)
This figure is the average of the total compensation paid to our non-PEO NEOs in each listed year, as shown in the SCT of this proxy statement for such listed year. The non-PEO NEOs in each listed year were Sanjay Kalra, Nimrod Ben-Natan, Neven Haltmayer and Ian Graham.

Peer Group Issuers, Footnote [Text Block]
(6)
The peer group used is the NASDAQ Telecommunications Index, as used in the Company’s performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends, if any, until the last day of each listed year.

PEO Total Compensation Amount	$ 4,831,571	$ 4,628,135	$ 3,498,333
PEO Actually Paid Compensation Amount	$ 7,726,443	10,868,485	2,928,232
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The CAP does not mean that our PEO was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation,“ and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	PEO			Non-PEO NEOs (average)
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$3,498,333	$4,628,135	$4,831,571	$1,280,848	$2,056,418	$1,580,011
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,270,749)	($3,069,282)	($3,116,592)	($653,820)	($1,271,651)	($751,151)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,475,519	$5,343,927	$5,003,296	$828,308	$1,876,882	$1,072,004
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	($401,000)	$3,778,266	$1,957,765	($18,963)	$206,713	$132,497
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—
Adjust for Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($278,321)	$187,439	($949,597)	($136,451)	$98,210	($145,489)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($95,550)	$—	$—	($24,598)	$—	$—
Compensation Actually Paid	$2,928,232	$10,868,485	$7,726,443	$1,275,324	$2,966,573	$1,887,872

Non-PEO NEO Average Total Compensation Amount	$ 1,580,011	2,056,418	1,280,848
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,887,872	2,966,573	1,275,324
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The CAP does not mean that our PEO was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation,“ and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	PEO			Non-PEO NEOs (average)
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$3,498,333	$4,628,135	$4,831,571	$1,280,848	$2,056,418	$1,580,011
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,270,749)	($3,069,282)	($3,116,592)	($653,820)	($1,271,651)	($751,151)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,475,519	$5,343,927	$5,003,296	$828,308	$1,876,882	$1,072,004
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	($401,000)	$3,778,266	$1,957,765	($18,963)	$206,713	$132,497
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—
Adjust for Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($278,321)	$187,439	($949,597)	($136,451)	$98,210	($145,489)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($95,550)	$—	$—	($24,598)	$—	$—
Compensation Actually Paid	$2,928,232	$10,868,485	$7,726,443	$1,275,324	$2,966,573	$1,887,872

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2022 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and gross profit, are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR, net income and gross profit; TSR and gross profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Compensation Actually Paid vs. Net Income [Text Block]
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2022 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and gross profit, are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR, net income and gross profit; TSR and gross profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2022 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and gross profit, are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR, net income and gross profit; TSR and gross profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Total Shareholder Return Vs Peer Group [Text Block]
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2022 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and gross profit, are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR, net income and gross profit; TSR and gross profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Tabular List [Table Text Block]
Important Performance Measures
The list below includes financial and certain other performance measures that in our assessment represent the most important performance measures used to link the compensation of our PEO and non-PEO NEOs, for 2022, to Company performance. The performance measures included in this table are not ranked by relative importance.
Most Important Performance Measures
Broadband business gross profit
Broadband business DOCSIS customer bookings
Broadband business fiber-to-the-home (FTTH) bookings
Video business gross profit
SaaS revenue
Relative TSR vs. NASDAQ Telecommunications Index

Total Shareholder Return Amount	$ 167.95	150.77	94.74
Peer Group Total Shareholder Return Amount	82.21	112.44	110.08
Net Income (Loss)	$ 28,182,000	$ 13,254,000	$ (29,271,000)
Company Selected Measure Amount	315,884,000	259,742,000	194,997,000
PEO Name	Patrick Harshman	Patrick Harshman	Patrick Harshman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Broadband business gross profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Broadband business DOCSIS customer bookings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Broadband business fiber-to-the-home (FTTH) bookings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Video business gross profit
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	SaaS revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. NASDAQ Telecommunications Index
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,116,592)	$ (3,069,282)	$ (2,270,749)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,003,296	5,343,927	2,475,519
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,957,765	3,778,266	(401,000)
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(949,597)	187,439	(278,321)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(95,550)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(751,151)	(1,271,651)	(653,820)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,072,004	1,876,882	828,308
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,497	206,713	(18,963)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(145,489)	98,210	(136,451)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (24,598)